Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Reddit, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41983
Entity Tax Identification Number	45-2546501
Entity Address, Address Line One	303 2nd Street
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	5th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	494-8016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	RDDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001713445
Amendment Flag	false